Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Fair Value Measurement [Abstract]
Loss gain on investment	¥ 2,917	$ 407	¥ 148